SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 20,827	$ 20,401	$ 14,987
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	0	579	3,234
Restricted shares	0	492	2,188
Total share-based compensation expenses	0	1,071	5,422
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	6,543	5,590	2,775
Restricted shares	7,191	5,915	3,052
Total share-based compensation expenses	13,734	11,505	5,827
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	3,248	3,631	1,756
Restricted shares	3,845	4,194	1,982
Total share-based compensation expenses	7,093	7,825	3,738
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 20,827	$ 20,401	$ 14,987